Schedule III - Real Estate and Accumulated Depreciation - Summary of Real Estate Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Amount at Which Carried at Close of Period
Total	$ 13,318,334	$ 12,655,847	$ 11,468,170	$ 9,965,185
Accumulated Depreciation	(2,812,205)	$ (2,633,909)	$ (2,388,492)	$ (2,171,546)
Aggregate cost of land, buildings, and improvements for federal income tax purposes	9,400,000
Investment Properties
Acquisition Costs
Land	4,536,013
Building, Improvements and Other	8,821,173
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	144,713
Gross Amount at Which Carried at Close of Period
Land	4,536,013
Building, Improvements and Other	8,781,640
Total	13,317,653
Accumulated Depreciation	(2,812,097)
Investment Properties Plus Corporate Property
Acquisition Costs
Land	4,536,013
Building, Improvements and Other	8,821,661
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	144,905
Gross Amount at Which Carried at Close of Period
Land	4,536,013
Building, Improvements and Other	8,782,321
Total	13,318,334
Accumulated Depreciation	(2,812,205)
New York-New York | Investment Properties
Acquisition Costs
Land	149,984
Building, Improvements and Other	484,001
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	149,984
Building, Improvements and Other	484,536
Total	634,520
Accumulated Depreciation	(296,527)
The Mirage | Investment Properties
Acquisition Costs
Land	1,017,562
Building, Improvements and Other	760,222
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	1,017,562
Building, Improvements and Other	747,479
Total	1,765,041
Accumulated Depreciation	(484,617)
Mandalay Bay | Investment Properties
Acquisition Costs
Land	1,199,785
Building, Improvements and Other	1,882,381
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	1,199,785
Building, Improvements and Other	1,871,540
Total	3,071,325
Accumulated Depreciation	(733,704)
Luxor | Investment Properties
Acquisition Costs
Land	440,685
Building, Improvements and Other	710,796
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	440,685
Building, Improvements and Other	704,484
Total	1,145,169
Accumulated Depreciation	(350,834)
Excalibur | Investment Properties
Acquisition Costs
Land	814,805
Building, Improvements and Other	342,685
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	43,945
Gross Amount at Which Carried at Close of Period
Land	814,805
Building, Improvements and Other	384,036
Total	1,198,841
Accumulated Depreciation	(144,345)
Park MGM | Investment Properties
Acquisition Costs
Land	291,035
Building, Improvements and Other	376,625
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	100,768
Gross Amount at Which Carried at Close of Period
Land	291,035
Building, Improvements and Other	322,875
Total	613,910
Accumulated Depreciation	(87,453)
Beau Rivage | Investment Properties
Acquisition Costs
Land	104,945
Building, Improvements and Other	561,457
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	104,945
Building, Improvements and Other	559,210
Total	664,155
Accumulated Depreciation	(258,113)
MGM Grand Detroit | Investment Properties
Acquisition Costs
Land	52,509
Building, Improvements and Other	597,324
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	52,509
Building, Improvements and Other	597,324
Total	649,833
Accumulated Depreciation	(177,119)
Gold Strike Tunica | Investment Properties
Acquisition Costs
Land	3,609
Building, Improvements and Other	179,146
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	3,609
Building, Improvements and Other	178,578
Total	182,187
Accumulated Depreciation	(88,475)
Borgata | Investment Properties
Acquisition Costs
Land	35,568
Building, Improvements and Other	1,264,432
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	35,568
Building, Improvements and Other	1,254,782
Total	1,290,350
Accumulated Depreciation	(87,997)
MGM National Harbor | Investment Properties
Acquisition Costs
Land	0
Building, Improvements and Other	1,183,909
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	0
Building, Improvements and Other	1,199,839
Total	1,199,839
Accumulated Depreciation	(83,837)
The Park | Investment Properties
Acquisition Costs
Land	33,026
Building, Improvements and Other	101,353
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	33,026
Building, Improvements and Other	100,115
Total	133,141
Accumulated Depreciation	(13,638)
MGP Corporate Office | Corporate Property
Acquisition Costs
Land	0
Building, Improvements and Other	488
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	192
Gross Amount at Which Carried at Close of Period
Land	0
Building, Improvements and Other	681
Total	681
Accumulated Depreciation	(108)
MGM Northfield Park | Investment Properties
Acquisition Costs
Land	392,500
Building, Improvements and Other	376,842
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	392,500
Building, Improvements and Other	376,842
Total	769,342
Accumulated Depreciation	$ (5,438)